Eventide Exponential Technologies Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Exponential Technologies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on May 27, 2021, (SEC Accession No. 0001580642-21-002520).